                        Morgan Keegan
                                Select
                                   Fund, Inc.

         -----------------------------------------------------
Capital Growth Fund

Financial Fund

Intermediate Bond Fund
                                        Semi Annual Report
High Income Fund ---------------------------------------------
                                        December 31, 2001

                               Table of Contents

 What is the Morgan Keegan Select Fund Family?
 Letter to Shareholders                         Pages 1-2
 Capital Growth Fund
 Portfolio Commentary/Schedule of Investments   Pages 3-7
 Financial Fund
 Portfolio Commentary/Schedule of Investments   Pages 8-12
 Intermediate Bond Fund
 Portfolio Commentary/Schedule of Investments   Pages 13-20
 High Income Fund
 Portfolio Commentary/Schedule of Investments   Pages 21-30
 Index Descriptions                             Page 31
 Statements of Assets and Liabilities           Pages 32-33
 Statements of Operations                       Pages 34-35
 Statements of Changes in Net Assets            Pages 36-37
 Notes to Financial Statements                  Pages 38-41
 Financial Highlights                           Pages 42-44
 Board of Directors and Officers                Page 45

                           Morgan Keegan Select Fund
                 What is the Morgan Keegan Select Fund Family?

Morgan Keegan Select Fund is a growing family of funds. Currently, the Morgan Keegan Select Fund Family consists of four funds.

  - Capital Growth Fund

  - Financial Fund

  - Intermediate Bond Fund

  - High Income Fund

The Capital Growth Fund seeks to provide capital appreciation through equity investments in domestic companies. The fund gives consideration, among other things, to a company's overall financial health and prospects. The fund targets companies with attractive return on equity ratios, earnings growth rates, and price-to-earnings ratios, relative to their historical averages and to the ra-tios and performances of their industry peers.

The Financial Fund seeks to provide long-term capital appreciation through eq-uity investments in companies within the financial services industry. The fund targets large, regional and community banks as well as other financial services companies. Investments are chosen with consideration given to a company's mar-ket growth, growth and innovation in product offerings and growth demographics. Additionally, fundamental measures such as return on assets, return on equity, quality of assets, adequacy of loan loss reserves, and operating efficiency are given weight in security selection. Please be advised that any fund concentrat-ing most of its investments in a single industry will be more susceptible to factors adversely affecting issues within that industry than would a more di-versified fund.

The Intermediate Bond Fund seeks to provide a high level of income by investing in intermediate-maturity, investment-grade bonds. Capital growth is a secondary objective when consistent with the fund's primary objective. The fund targets investment-grade debt securities with effective maturities between one and ten years. The fund is not required to sell a security that is downgraded subse-quent to purchase, but will consider what action, including sale, is in the best interest of the fund and shareholders. The fund employs a value strategy in its security selection.

The High Income Fund seeks to provide a high level of income primarily by in-vesting in below-investment-grade debt securities. Capital growth is a second-ary objective when consistent with the fund's primary objective. The fund em-ploys a value strategy in its security selection. Please be advised that below-investment-grade bonds involve a higher risk, which is the risk that the issuer will not make interest or principal payments when due. An economic downturn or period of rising interest rates could adversely affect the ability of issuers to service primary obligations and an unanticipated default could cause the fund to experience a reduction in value of its shares.

Please call for a prospectus and read it carefully before investing.

                           Morgan Keegan Select Fund
                             Letter to Shareholders


Dear Fellow Shareholders:

It is difficult to reflect over the past six months without recognizing the im-pact the events of September 11 had on our country and economy. Their affect further propelled a weakened economy into a full recession. Despite this de-cline, the Morgan Keegan Select Fund family performed admirably with its two fixed income funds surpassing the performance of their peers and appropriate indices. With exposure to both equity and fixed income investments, we believe the Select Funds offer complementary investment alternatives even in the most difficult times.

December 2001 marked both a successful six-month period and calendar year for the Select Funds. The funds experienced tremendous growth over the past six months increasing their combined total assets to over $239 million at year-end. The fixed income funds saw the most rapid growth with assets climbing by 270% to $177.3 million.

We are pleased to report that Lipper named our High Income Fund the number one fund in its category for the second calendar year in a row.** The Intermediate Bond Fund and the Financial Fund enjoyed similar success ranking, by Morning-star (a mutual fund information provider), in the top 1% and 15% of their re-spective peer groups. In addition, both fixed income funds were cited in publi-cations such as Kiplinger's, The Washington Post and Bloomberg News. The Capi-tal Growth Fund also performed well given the uncertainty and volatility of the overall equity market.

The executive summary below illustrates the funds' performance relative to their indices.

 Performance Statistics as of December 31, 2001*   Six Months   One Year
 Capital Growth                                     (2.77%)     (12.19%)
  S&P 500 Index+                                    (5.56%)     (11.88%)
 Financial                                          (3.19%)       2.51%
  KBW Bank Index+                                   (4.31%)      (2.32%)
 Intermediate Bond                                   6.42%       11.82%
  Lehman Brothers Intermediate Aggregate Index+      4.55%        8.68%
 High Income                                         7.05%       17.71%
  Lehman Brothers BB High Yield Index+               3.36%       11.90%

* The above performance statistics are Net Asset Value returns of class "A" shares.
+  Refer to Index Descriptions on page 31.
Past performance is not indicative of future results.

                           Morgan Keegan Select Fund
                             Letter to Shareholders

We are excited about the success of our Select Funds and anticipate continued asset growth in the new year. Our mission is to provide quality products in both the broader and specialty markets and we remain dedicated to offering new and timely investment options to our clients. Thank you for investing with us and we wish you a prosperous 2002.


                                                     /s/ Allen Morgan, Jr.
                                                     Allen Morgan, Jr.
                                                   President and Director

** Source: Lipper is a supplier of mutual fund information. The Morgan Keegan High Income Fund (Class A shares) was ranked #1 out of 382 funds in 2001 and the Class I shares were #1 out of 360 funds in 2000 in Lipper's High Current Yield Fund category. Past performance is not indicative of future results.

                    Morgan Keegan Select Capital Growth Fund
                              Portfolio Commentary
                               December 31, 2001

The year 2001 will long be remembered for the tragic events of September 11 and its lasting effect on our nation emotionally, geopolitically and economically. Although these events greatly affected the markets, the U.S. economy had al-ready been struggling in a recessionary environment for most of the year. This economic slowdown took its toll on corporate earnings, particularly in the Telecom and Technology sectors. Consequently, the S&P 500+ and NASDAQ Compos-ite+ suffered losses of 11.88% and 20.82%, respectively. For the first time since 1973, the major markets saw negative returns for two consecutive years.

The Morgan Keegan Select Capital Growth Fund was not immune to this market downturn. However, we were pleased with the fund's relative performance given this environment. The fund was down 12.19% for the year, closely matching the return of the S&P 500 yet significantly outperforming the NASDAQ. The fund's performance, much like the market, was affected by the sell-off in the Telecom and Technology sectors. Although the fund sold its position in WorldCom during the year, technology shares of companies such as Texas Instruments and QLogic hindered fund performance. Additionally, a weakening economy and unseasonably warm weather conditions led to steep declines in energy-related stocks, includ-ing The Shaw Group and Patterson-UTI Energy.

On a positive note, consumers continued to spend despite a depressed economy. Retailers such as AutoZone, Home Depot and Wal-Mart were direct beneficiaries and, ultimately, proved to be advantageous holdings for the fund. The fund's holdings in the Financial Services sector posted strong returns as no fewer than 10 interest rate cuts provided support for Bank of America, SouthTrust, Coastal Bancorp and Compass Bank. Surprisingly, admirable performances by Microsoft and Electronic Data Systems in the Technology sector provided some strength to the fund.

Looking forward, we are cautiously optimistic that the economy will continue to stabilize. We are also encouraged by the fund's recent performance and hope to maintain this momentum into the new year. Interest rate cuts, a near absence of inflation, continued consumer strength, lower inventories, and the prospect of fiscal stimuli are laying a foundation for economic recovery. We believe that a concentration in Financial Services, Retail, and Health Care sectors along with careful selection of Technology and cyclical stocks will allow for a successful 2002.

PORTFOLIO MANAGER

                         ------------------------------------------------------

                                E. Elkan Scheidt

  ----------------------------------------------------------------------------
  +  Refer to Index Descriptions on page 31.

                    Morgan Keegan Select Capital Growth Fund
                              Portfolio Commentary
                               December 31, 2001


PORTFOLIO PERFORMANCE (excludes sales load)

                                                ------------------------

                          Capital Growth Fund   Capital Growth Fund
                                A-Shares             C-Shares*      S&P 500+
      6 Months                   (2.77%)              (2.98%)        (5.56%)
      Inception (6/18/01)          --                 (3.02%)        (4.29%)
      1 Year                    (12.19%)                --          (11.88%)
      5 Years**                   5.46%                 --           10.70%
      10 Years**                  8.68%                 --           12.94%

  --------------------------------------------------------------------
     *   Class C shares were initially issued June 18, 2001.
     **  Average annual total returns.
     +   Refer to Index Descriptions on page 31.

PORTFOLIO STATISTICS

                          ---------------------------------------------

      Net Asset Value                $19.07*
      Net Assets                     $44.3 million
      Average Market Capitalization  $55.0 billion
      Median Market Capitalization   $ 4.8 billion
      Percent Invested                96.4%

  --------------------------------------------------------------------
     * "A" shares only.

LARGEST HOLDINGS

                        ------------------------------------------------

      Concord EFS, Inc. (CEFT)            6.2%
      AutoZone, Inc. (AZO)                5.1%
      Cree, Inc. (CREE)                   4.3%
      Microsoft Corp. (MSFT)              3.8%
      Health Management Associates, Inc.
       (HMA)                              3.7%

  --------------------------------------------------------------------

SECTOR WEIGHTINGS

                        -----------------------------------------------

      Technology                    19.6%
      Retail                        15.4%
      Health Care / Pharmaceutical  11.0%
      Energy                        10.1%
      Data Processing                9.1%
      Financial Services             8.7%
      Consumer Products              8.0%
      Telecommunications             7.2%
      Transportation                 3.1%
      Other                          2.3%
      Industrial Equipment           1.9%

  --------------------------------------------------------------------

                    Morgan Keegan Select Capital Growth Fund
                              Portfolio Commentary
                               December 31, 2001

PORTFOLIO PERFORMANCE (includes maximum sales load)

                                                         ----------------------

                          Capital
                           Growth
                            Fund
                             A-      Capital Growth Fund
                          Shares*        C-Shares**
      6 Months             (6.17%)         (3.95%)
      Inception (6/18/01)    --            (3.99%)
      1 Year              (15.26%)           --
      5 Years***            4.71%            --
      10 Years***           8.30%            --

  --------------------------------------------------------------------

     * "A" shares carry a maximum sales load of 3.50%.
     ** "C" shares carry a 1% contingent deferred sales charge (CDSC) that is charged if shares are redeemed within 12 months of the initial purchase.
     ***  Average annual total returns.



    [GROWTH OF $10,000 INVESTMENT IN CAPITAL GROWTH FUND CHART APPEARS HERE]

                  Growth of $10.000 Investment in Capital Growth Fund

           Class A                           S&P 500
      6/30/91      $9,650               6/30/91    $10,000
      6/30/92     $11,349               6/30/92    $11,324
      6/30/93     $12,860               6/30/93    $12,861
      6/30/94     $12,915               6/30/94    $13,042
      6/30/95     $14,698               6/30/95    $16,432
      6/30/96     $18,857               6/30/96    $20,705
      6/30/97     $23,821               6/30/97    $27,832
      6/30/98     $29,853               6/30/98    $36,207
      6/30/99     $31,406               6/30/99    $44,433
      6/30/00     $31,139               6/30/00    $47,632
      6/30/01     $26,840               6/30/01    $40,576
     12/31/01     $26,096              12/31/01    $38,320

               Average Annual Total Returns for the period ended 12/31/01

                                         1 Year      5 Year    10 Year
                                    -------------------------------------
                     Class A Shares     (15.26%)     5.71%      8.30%



This data is as of December 31, 2001. Current holdings may not reflect holdings as of the date of this report. Past performance is not indicative of future re-sults.

                    Morgan Keegan Select Capital Growth Fund
                            Schedule of Investments
                               December 31, 2001

 Shares Description                                Value

 EQUITY SECURITIES - 96.4%
        BEVERAGES - 5.7%
 33,000 Anheuser-Busch Cos.                      $1,491,930
 21,500 The Coca-Cola Company                     1,013,725

        CONSTRUCTION - 0.8%
 15,500 * The Shaw Group, Inc.                      364,250

        DATA PROCESSING - 9.1%
 83,700 * Concord EFS, Inc.                       2,743,686
 18,500 Electronic Data Systems Corporation       1,268,175

        ENERGY / ENERGY RELATED - 10.1%
 36,884 Exxon Mobil Corporation                   1,449,541
 37,500 * Gulf Island Fabrication, Inc.             469,125
 14,500 Mitchell Energy & Development Corp.         772,850
 18,000 Noble Affiliates, Inc.                      635,220
 50,000 * Patterson Energy, Inc.                  1,165,500

        FINANCIAL SERVICES - 8.7%
 24,000 AmSouth Bancorporation                      453,600
 20,000 Bank of America Corporation               1,259,000
 24,000 Coastal Bancorp, Inc.                       693,600
 24,471 Compass Bancshares                          692,529
 30,000 SouthTrust Corporation                      740,100

        HEALTH CARE / PHARMACEUTICAL - 11.0%
 90,000 * Health Management Associates, Inc.      1,656,000
 16,000 Merck & Co., Inc.                           940,800
 25,000 * Orthodontic Centers of America, Inc.      762,500
 37,000 * Renal Care Group, Inc.                  1,187,700
  9,000 Schering-Plough Corporation                 322,290

        INDUSTRIAL EQUIPMENT - 1.9%
 21,000 General Electric Company                    841,680

        NEWSPAPER / BROADCASTING - 2.3%
 15,000 Gannett Co., Inc.                         1,008,450

        REAL ESTATE INVESTMENT TRUSTS - 0.9%
 35,000 RFS Hotel Investors, Inc.                   398,300

        RESTAURANT - 0.6%
 15,000 * O'Charley's Inc.                          277,650

        RETAIL - 15.4%
 31,500 * AutoZone, Inc.                          2,261,700
 80,801 Dollar General Corporation                1,203,935
 24,500 Fleming Companies, Inc.                     453,250
 59,500 Hancock Fabrics, Inc.                       782,425
 28,500 Home Depot, Inc.                          1,453,785
 12,000 Wal-Mart Stores, Inc.                       690,600

                    Morgan Keegan Select Capital Growth Fund
                            Schedule of Investments
                               December 31, 2001

 Shares Description                         Value

        TECHNOLOGY - 19.6%
 24,500 * AOL Time Warner Inc.           $   786,450
 64,000 * Cree, Inc.                       1,885,440
 17,500 * Emulex Corporation                 691,425
 10,000 * McDATA Corporation                 245,000
 25,500 * Microsoft Corporation            1,689,885
 28,500 * Qlogic Corporation               1,268,535
 20,000 * RF Micro Devices, Inc.             384,600
 36,992 * Sanmina-SCI Corporation            736,141
 36,000 Texas Instruments, Inc.            1,008,000

        TELECOMMUNICATIONS - 7.2%
 24,000 BellSouth Corporation                915,600
 45,000 * Charter Communications, Inc.       739,350
 22,783 MCI Group                            289,344
 24,000 SBC Communications Inc.              940,080
 29,450 * US UnWired Inc.                    299,801

        TRANSPORTATION - 3.1%
 10,000 CNF Inc.                             335,500
 20,000 * FedEx Corp.                      1,037,600
                                         -----------
 TOTAL EQUITY SECURITIES (Cost
 $27,831,767)                            $42,706,647

     * Non-
     Income
     Producing

EURODOLLAR
TIME
DEPOSITS -
 3.9%

     State Street Bank & Trust Company Eurodollar time
     deposits dated December 31, 2001, 0.75%, maturing
     at $1,710,071 on January 2, 2002.                          $ 1,710,000
                                                                -----------
     Total investments (cost $29,541,767)               100.3%  $44,416,647
     Other assets and liabilities, net                    (.3%) $  (123,722)
                                                        ------  -----------
     Net Assets                                         100.0%  $44,292,925
                                                        ======  ===========

                      Morgan Keegan Select Financial Fund
                              Portfolio Commentary
                               December 31, 2001


The fourth quarter brought obvious market uncertainty after the September 11, 2001 tragedy. However, the overall Financial Services markets performed well although performance varied throughout the sector. Financial Services companies that were connected to the equity market, such as brokerage houses, asset man-agers and banks suffered the most with the market downturn. Financial Services companies that had more sensitivity to falling interest rates, such as savings and loans, posted strong results mainly because of their better relative earn-ings and low valuations.

The fund's performance was down 3.19% in the last six months of 2001 and the fund returned 2.51% for the 2001 calendar year. In comparison, the KBW Bank In-dex+ returned -4.31% and -2.32% for the same time periods. The fund continues to be well diversified within the Financial Services sector.

We are extremely pleased with the fund's performance thus far and continue to be excited about the investment opportunities in the Financial Services sector. Going forward, we expect that the economy will continue to improve with possi-ble minor interest rate increases towards the second half of the year. We will continue to look for solid Financial Services companies of all sizes located in promising growth markets.

PORTFOLIO MANAGER

                         ------------------------------------------------------

                                W. James Stokes

  ----------------------------------------------------------------------------
  +  Refer to Index Descriptions on page 31.

                      Morgan Keegan Select Financial Fund
                              Portfolio Commentary
                               December 31, 2001

PORTFOLIO PERFORMANCE (excludes sales load)

                                                --------------------------------

                             Financial      Financial     Financial
                                Fund          Fund          Fund            KBW
                              A-Shares      C-Shares      I-Shares      Bank Index+
      6 Months                 (3.19%)       (3.47%)       (2.92%)        (4.31%)
      1 Year                    2.51%         2.05%         3.07%         (2.32%)
      Inception (8/30/00)*      7.05%         6.54%         7.55%         (0.73%)

  ----------------------------------------------------------------------------
     * Average annual total returns.
     + Refer to Index Descriptions on page 31.

PORTFOLIO STATISTICS

                         ------------------------------------------------------

      Net Asset Value                $10.89*
      Net Assets                     $18.1 million
      Average Market Capitalization  $20.4 billion
      Median Market Capitalization    $3.0 billion
      Percent Invested                96.5%

  ----------------------------------------------------------------------------
     * "A" shares only.

LARGEST HOLDINGS

                      ---------------------------------------------------------

      Citigroup, Inc. (C)                 6.7%
      Bank of America Corporation (BAC)   6.4%
      Wells Fargo & Company (WFC)         6.0%
      National Commerce Financial Corp.
       (NCF)                              4.9%
      The Bank of New York Company, Inc.
       (BK)                               4.7%

  ----------------------------------------------------------------------------

SECTOR WEIGHTINGS

                       --------------------------------------------------------

      Large-Capitalization Banks         47.1%
      Small-Capitalization Banks         21.0%
      Mid-Capitalization Banks           20.2%
      Specialty Financial Service
       Companies                          8.2%

  ----------------------------------------------------------------------------

                      Morgan Keegan Select Financial Fund
                              Portfolio Commentary
                               December 31, 2001

PORTFOLIO PERFORMANCE (includes maximum sales load)

                                                          ---------------------

                              Financial  Financial
                                Fund        Fund
                              A-Shares*  C-Shares**
      6 Months                 (7.79%)     (4.44%)
      1 Year                   (2.36%)      1.03%
      Inception (8/30/00)***    3.25%       6.54%

  ----------------------------------------------------------------------------

     *  "A" shares carry a maximum sales load of 4.75%.
     ** "C" shares carry a 1% contingent deferred sales charge (CDSC) that is charged if shares are redeemed within 12 months of the initial purchase.
     *** Average annual total returns.



         [GROWTH OF $10,000 INVESTMENT IN FINANCIAL FUND APPEARS HERE]


                  Growth of $10,000 Investment in Financial Fund

               Class A              Class C              Class I
           8/30/00   $9,525     8/30/00  $10,000     8/30/00  $10,000
           6/30/01  $10,782     6/30/01  $11,280     6/30/01  $11,360
          12/31/01  $10,438    12/31/01  $10,889    12/31/01  $11,029

     KBW Bank Index
        8/30/00     $10,000
        6/30/01     $10,343
       12/31/01      $9,897

            Average Annual Total Returns for the period ended 12/31/01

                                          1 Year       Inception
                                        --------------------------
                        Class A Shares    (2.36%)        3.25%
                        Class C Shares     1.03%         6.54%
                        Class I Shares     3.07%         7.55%


This data is as of December 31, 2001. Current holdings may not reflect holdings as of the date of this report. Past performance is not indicative of future re-sults.

                      Morgan Keegan Select Financial Fund
                            Schedule of Investments
                               December 31, 2001

 Shares Description                                     Value

 EQUITY SECURITIES - 96.5%
        BANKS - 87.0%
 18,500 Bank Of America Corporation                  $ 1,164,575
 21,000 The Bank of New York Company, Inc.               856,800
 13,000 BB&T Corporation                                 469,430
 15,000 Boston Private Financial Holdings, Inc.          331,050
 30,000 * Cardinal Financial Corporation                 191,400
 23,800 Citigroup, Inc.                                1,201,424
 17,000 Community Financial Group, Inc.                  259,250
  5,000 Compass Bancshares, Inc.                         141,500
 24,000 Cullen Frost Bankers, Inc.                       741,120
  6,100 * Eagle Bancshares, Inc.                          91,439
 13,500 Fifth Third Bancorp                              831,330
 10,000 FleetBoston Financial Corporation                365,000
 10,000 Hibernia Corporation                             177,900
 10,000 * Independent Community Bankshares, Inc.         357,500
 27,515 Main Street Banks, Inc.                          451,246
 11,000 Mellon Financial Corporation                     413,820
 11,500 Mercantile Bankshares Corporation                494,960
  7,500 National City Corporation                        219,300
 35,000 National Commerce Financial Corp.                885,500
  7,000 PNC Financial Services Group, Inc.               393,400
  7,500 Regions Financial Corporation                    225,300
 27,400 * Republic Bancshares, Inc.                      356,200
  5,250 Sandy Spring Bancorp, Inc.                       167,265
  4,500 The Savannah Bancorp, Inc.                        91,800
 12,000 * Silicon Valley Bancshares                      320,760
 24,000 SouthTrust Corporation                           592,080
 20,000 * Southwest Bancorporation of Texas, Inc.        605,400
 10,000 State Street Corporation                         522,500
 18,000 Sterling Bancshares, Inc.                        225,360
 10,500 SunTrust Banks, Inc.                             658,350
 14,700 S.Y. Bancorp. Inc.                               489,510
    300 * TCF Financial Corporation                       14,394
 16,000 U.S. Bancorp                                     334,880
 25,000 Wells Fargo & Company                          1,086,250

        CREDIT SERVICES - 4.1%
 17,500 American Express Company                         624,575
 10,000 * Compucredit Corporation                        117,600

        INSURANCE - 1.6%
 11,000 UNUMProvident                                    291,610

        INVESTMENT COMPANIES - 3.8%
 20,000 * Pinnacle Financial Partners, Inc.              205,000
 18,000 W.P. Stewart & Co., Ltd.                         471,600
                                                     -----------
        TOTAL EQUITY SECURITIES (Cost $16,391,376)   $17,438,378

        * Non-Income Producing

                      Morgan Keegan Select Financial Fund
                            Schedule of Investments
                               December 31, 2001

 Shares Description                                                   Value

 EURODOLLAR TIME DEPOSITS - 4.0%

        State Street Bank & Trust Company Eurodollar
        time deposits dated December 31, 2001, 0.50%,
        maturing at $725,020 on January 2, 2002.
                                                                $   725,000
                                                                -----------

        Total investments (cost $17,116,376)            100.5%  $18,163,378
        Other assets and liabilities, (net)               (.5%)    ($90,362)
                                                        ------  -----------
        Net Assets                                      100.0%  $18,073,016
                                                        ======  ===========

                      Morgan Keegan Intermediate Bond Fund
                              Portfolio Commentary
                               December 31, 2001

December 31, 2001 brought to an end another very successful year for the Morgan Keegan Intermediate Bond Fund. Over the last 12 months, the investment-grade bond markets benefited from declining interest rates, a sickly stock market, and increased investor appetite for stable asset values and income. The S&P 500+ fell roughly 11.88% and the NASDAQ Composite+, -20.82%. Investment-grade bonds and government securities, on the other hand, experienced a robust bull market. For the full year, intermediate-investment-grade bonds returned 9.77% and government guaranteed securities, 10.30%.

As we stated six months ago, macroeconomic conditions that created this envi-ronment remain intact, with the exception of declining interest rates. At the start of the year, the Federal Reserve began to aggressively lower short-term rates to stimulate the economy and, hopefully, avoid a recession. Between Janu-ary 3 and December 11, the Federal Reserve decreased interest rates no fewer than 10 times. This easing cycle was the most drastic in recent history and took the Federal Funds Target Rate from 6.00% to 1.75%.

Not surprisingly, this drop in rates produced a fantastic environment for investment-grade bonds. For the full year 2001, the fund returned 9.58% and for the last six months, 4.29%. This compares well to the Lehman Brothers Interme-diate Aggregate Index+, which over the last 12 months returned 8.68% and 4.55% for the last six months of 2001.

We are optimistic as we look ahead to 2002, even though economic uncertainty and continued interest rate volatility will likely persist through most of the coming year. We believe the fund's strategy and objectives equip it to handle such a challenging environment. The fund will adhere to investing solely in solid, investment-grade securities and in the intermediate maturity range (1 to 10-year maturities). This approach should continue to produce consistent divi-dends and a stable net asset value for investors.

PORTFOLIO MANAGER

                         ------------------------------------------------------

                           James C. Kelsoe, Jr., CFA

  ----------------------------------------------------------------------------
  +  Refer to Index Descriptions on page 31.

                      Morgan Keegan Intermediate Bond Fund
                              Portfolio Commentary
                               December 31, 2001

PORTFOLIO PERFORMANCE (excludes sales load)

                                                --------------------------------

                                                             Lehman
                 Intermediate   Intermediate Intermediate   Brothers
                   Bond Fund    Bond Fund C- Bond Fund I- Intermediate
                   A-Shares        Shares       Shares     Aggregate+
     6 Months        6.42%          6.24%        6.55%       4.55%
     1 Year         11.82%         11.43%       11.98%       8.68%
     Inception
      (3/22/99)*     9.31%          8.93%        9.58%       8.63%

  ----------------------------------------------------------------------------
     * Average annual total returns.
     + Refer to Index Descriptions on page 31.

PORTFOLIO STATISTICS

                          -----------------------------------------------------

      Net Asset Value               $10.36*
      Net Assets                     $61.6 million
      Average Yield to Maturity       10.1%
      Average Maturity                 6.5 years
      Average Coupon                   6.5%
      Average Duration                 4.0 years
      Average Credit Quality             A
      Number of Issues                  73
      2002 A Share Dividend          $0.50
      2002 C Share Dividend          $0.48
      2002 I Share Dividend          $0.52

  ------------------------------------------------
     * "A" shares only.

LARGEST HOLDINGS

                       ---------------------------

      Franchise Loan Trust 1998-I
       AX                              4.5%
      Falcon Franchise Loan 2001-1     4.5%
      Nomura Asset 1996-MD5 CS1        4.0%
      Ditech Home Loan 1998-1 B1       3.9%
      Keystone Owner Trust 1997-P3
       B                               3.4%

  ------------------------------------------------

ASSET ALLOCATION

                       ---------------------------

      Commercial Mortgage Backed
       Securities                     23.0%
      Corporate Bonds                 19.5%
      Small Business Loans            19.1%
      Home Equity Loans               17.4%
      Home Improvement Loans           6.8%
      Auto Franchise Loans             4.6%
      Recreational Equipment Loans     3.5%
      Cash                             2.8%
      Preferred Stocks                 2.0%
      Other                            1.3%

  ----------------------------------------------------------------------------

                      Morgan Keegan Intermediate Bond Fund
                              Portfolio Commentary
                               December 31, 2001
PORTFOLIO PERFORMANCE (includes maximum sales load)

                                                         ----------------------

                                         Intermediate                         Intermediate
                                          Bond Fund                           Bond Fund C-
                                          A-Shares*                             Shares**
     6 Months                               4.29%                                 5.17%
     1 Year                                 9.58%                                10.31%
     Inception (3/22/99)***                 8.52%                                 8.93%

  ----------------------------------------------------------------------------
     * "A" shares carry a maximum sales load of 2.00%.
     ** "C" shares carry a 1% contingent deferred sales charge (CDSC) that is charged if shares are redeemed within 12 months of the initial purchase.
     *** Average annual total returns.




     [GROWTH OF $10,000 INVESTMENT IN INTERMEDIATE BOND FUND APPEARS HERE]


             Growth of $10,000 Investment in Intermediate Bond Fund

             Class A               Class C                Class I
             3/22/99   $9,800     3/22/99  $10,000     3/22/99  $10,000
             6/30/99   $9,806     6/30/99   $9,996     6/30/99  $10,013
             6/30/00  $10,422     6/30/00  $10,588     6/30/00  $10,671
             6/30/01  $11,793     6/30/01  $11,939     6/30/01  $12,104
            12/31/01  $12,550    12/31/01  $12,683    12/31/01  $12,897

 Lehman Intermediate
   Aggregate Index

 3/22/99   $10,000
 6/30/99    $9,966
 6/30/00   $10,422
 6/30/01   $11,588
12/31/01   $12,116
           Average Annual Total Returns for the period ended 12/31/2001

                                           1 Year   Inception
                                         ----------------------
                        Class A Shares      9.58%     8.52%
                        Class C Shares     10.31%     8.93%
                        Class I Shares     11.98%     9.58%



This data is as of December 31, 2001. Current holdings may not reflect holdings as of the date of this report. Past performance is not indicative of future re-sults.

                      Morgan Keegan Intermediate Bond Fund
                            Schedule of Investments
                               December 31, 2001

                                                S & P
 Principal                                     Rating                  Market
  Amount   Description                       (Unaudited)    Cost      Value (b)

 ASSET BACKED SECURITIES - INVESTMENT GRADE - 70.6%

           Airplanes - 0.1%
 $  96,333 United Airlines 2000-1 B,
           8.03% 7/1/11                      AA-         $    95,885 $    91,274

           Auto Dealerships - 4.6%
           Falcon Franchise Loan 2001-1,
           3.079% 6/5/20 interest-only
           strips (a)                        AAA           2,737,131   2,813,004

           Commercial Loans - 23.0%
   215,000 Asset Securitization 1995-MD4
           A4, 7.384% 8/13/29                BBB+            208,226     225,509
   750,000 Capital Lease Funding
           1997-CTL1 D, 6.162% 6/22/24 (a)   BBB             525,971     556,988
 1,935,000 Enterprise Mortgage 1998-1 A2,
           6.38% 1/15/25 (a)                 AAA           1,883,218   1,816,040
           Enterprise Mortgage 1998-1,
           1.349% 1/15/25 interest-only
           strips (a)                        AAA             762,598     795,754
 2,012,146 Enterprise Mortgage 1999-1 A1,
           6.42% 10/15/25 (a)                AA            1,819,332   1,867,855
   868,700 Enterprise Mortgage 2000-1 A1,
           7.92% 1/15/27 (a)                 AAA             863,865     851,604
           GS Mortgage 1998-C1, 1.0276%
           10/18/30 interest-only strips     AAA           1,078,944   1,047,383
 1,610,973 LTC Commercial Mortgage
           1996-1 A, 7.06% 4/15/28 (a)       AAA           1,620,899   1,629,789
   750,000 LTC Commercial Mortgage
           1996-1 C, 7.56% 4/15/28 (a)       A               731,659     747,390
           Merrill Lynch Mortgage 1998-
           C1, .8685% 11/15/26 interest-
           only strips                       AAA           1,695,650   1,675,811
           Nomura Asset 1996-MD5 CS1,
           1.278% 4/13/39 interest-only
           strips                            AAA           2,558,073   2,448,543
   498,033 Nortel Networks Trust 2001-1,
           11.629% 9/9/16 (a)                BBB             498,033     452,538
                                                         ----------- -----------
                                                         $14,246,468 $14,115,204
                                                         ----------- -----------

           Home Equity Loans (High Loan-To-Value) -
            10.6%
 1,000,000 Cityscape Home Loan 1997-2 M2,
           8.06% 4/25/18                     BBB           1,014,952   1,013,900
 2,371,000 Ditech Home Loan 1998-1 B1,
           9.5% 6/15/29                      BBB-          2,400,974   2,394,710
   281,217 Empire Funding 1998-1 M2,
           7.43% 6/25/24                     A               262,475     285,907
   298,470 Empire Funding 1998-2 B1,
           9.03% 6/25/24                     BBB-            244,002     286,435
   204,886 First Plus Home Loan 1997-2
           M2, 7.59% 4/10/23                 A               197,911     208,109

                      Morgan Keegan Intermediate Bond Fund
                            Schedule of Investments
                               December 31, 2001

                                                 S & P
 Principal                                      Rating                 Market
  Amount   Description                        (Unaudited)    Cost    Value (b)

 $ 225,000 Master Financial Asset Trust
           1998-1 A6, 7.28% 4/20/29           AAA         $  227,698 $  232,014
 2,050,000 Republic Bank Home Loan 1998-1
           B1, 8.87% 6/25/30 (a)              BBB          2,154,181  2,111,069
                                                          ---------- ----------
                                                          $6,502,193 $6,532,144
                                                          ---------- ----------

           Home Equity Loans (Non-High Loan-To-Value) - 5.7%
   538,921 Amresco Residential 1997-1 B1F,
           7.915% 3/25/27                     BBB-           477,695    490,418
   218,684 Amresco Residential 1997-2 M2F,
           7.665% 6/25/27                     A+             207,642    227,675
 1,400,000 Conseco Finance 1999-F M2,
           9.3% 10/15/30                      A            1,483,454  1,440,488
   500,000 Conseco Finance 2000-B BF1,
           9.44% 2/15/31                      BBB            507,073    524,866
   300,000 Conseco Finance 2000-F BF1,
           10.55% 9/15/20                     BBB            305,706    316,494
   500,000 Green Tree Home Loan 1999-A B1,
           8.97% 11/15/27                     BBB            483,258    518,825
                                                          ---------- ----------
                                                          $3,464,828 $3,518,766
                                                          ---------- ----------

           Home Improvement Loans - 3.4%
    34,025 Green Tree Home Improvement
           1998-E HEA4, 6.62% 7/15/27         AAA             32,062     34,373
   350,000 Green Tree Home Improvement
           1998-E HEM2, 7.27% 6/15/28         A+             329,455    362,613
   400,000 Green Tree Home Improvement
           1999-E M2, 9.45% 10/15/24          A              413,517    425,801
 1,236,199 Mego Mortgage 1997-3 CTFS,
           8.01% 8/25/23                      BBB          1,205,189  1,238,598
                                                          ---------- ----------
                                                          $1,980,223 $2,061,385
                                                          ---------- ----------
           Manufactured Housing Loans - 0.6%
   200,000 Green Tree Financial Corp 1997-4
           B1, 7.23% 2/15/29                  BBB+           191,943    198,484
   200,000 UCFC Manufactured Housing
           1996-1 M, 7.9% 1/15/28             A              187,615    159,804
                                                          ---------- ----------
                                                          $  379,558 $  358,288
                                                          ---------- ----------

           Recreational Equipment - 3.5%
   750,000 Ace RV and Marine trust 2001-RV1
           C, 6.85% 9/20/21                   A              749,746    751,988
 1,315,319 Green Tree Recreational
           Equipment 1998-A A3H, 7.29%
           5/15/29                            A            1,323,389  1,377,957
                                                          ---------- ----------
                                                          $2,073,135 $2,129,945
                                                          ---------- ----------


                      Morgan Keegan Intermediate Bond Fund
                            Schedule of Investments
                               December 31, 2001

                                              S & P
 Principal                                   Rating                  Market
  Amount   Description                     (Unaudited)    Cost      Value (b)

           Small Business Loans - 19.1%
 $ 499,969 ACLC Business Trust 1999-2,
           9.35% 1/15/21 (a)               A           $   490,589 $   514,958
   862,214 FMAC Loan Trust 1997-B A,
           6.85% 9/15/19 (a)               AAA             825,787     813,111
           FMAC Loan Trust 1997-C AX,
           2.285% 12/15/19 interest-only
           strips (a)                      AAA             574,163     565,759
           FMAC Loan Trust 1998-A AX,
           2.1124% 9/15/20 interest-only
           strips (a)                      AA              791,807     815,158
 1,000,000 FMAC Loan Trust 1998-BA A2,
           6.74% 11/15/20 (a)              AAA             920,554     883,154
 1,950,000 Franchise Loan Trust 1998-I
           A2, 6.43% 4/15/05 (a)           A             1,904,603   1,939,236
           Franchise Loan Trust 1998-I
           AX, 1.9859% 7/15/18 interest-
           only strips (a)                 AAA           2,529,249   2,793,918
 1,085,637 Small Business Administration
           1994-20J 1, 8.3% 10/1/14        AAA           1,174,618   1,193,062
   503,951 Small Business Administration
           1996-20G 1, 7.7% 7/1/16         AAA             541,001     546,120
   287,001 Small Business Administration
           2000-20D 1, 7.47% 4/1/20        AAA             297,738     285,799
   838,126 Small Business Investment
           Companies 2000-P10A 1,
           8.017% 2/10/10                  AAA             890,959     887,558
   486,888 Small Business Investment
           Companies 2000-P10B 1, 7.449%
           8/1/10                          AAA             509,170     523,012
                                                       ----------- -----------
                                                       $11,450,238 $11,760,845
                                                       =========== ===========
 Total Asset Backed Securities - Investment Grade      $42,929,659 $43,380,855
                                                       ----------- -----------

 ASSET BACKED SECURITIES - NON-INVESTMENT GRADE - 4.5%
           Home Equity Loans (High Loan-To-Value) -
            1.1%
   718,193 Empire Funding 1997-4 B1,
           7.73% 1/25/24                   BB              693,346     684,359
           Home Improvement Loans - 3.4%
 2,088,983 Keystone Owner Trust 1997-P3
           B, 8.35% 12/25/24 (a)           BB            2,096,732   2,115,095
                                                       ----------- -----------
 Total Asset Backed Securities - Non-Investment Grade  $ 2,790,078 $ 2,799,454
                                                       ----------- -----------


 CORPORATE BONDS - INVESTMENT GRADE - 16.1%

           Airlines - 1.0%
   589,704 Northwest Airlines,
           8.072% Bond 10/1/19             AAA             509,473     612,089

                      Morgan Keegan Intermediate Bond Fund
                            Schedule of Investments
                               December 31, 2001

                                                S & P
 Principal                                     Rating                 Market
  Amount   Description                       (Unaudited)    Cost    Value (b)

           Automobiles - 0.8%
 $ 500,000 General Motors, 7.2% Bond
           1/15/11                           A           $  497,736 $  500,925

           Automobile Rental - 1.0%
   500,000 Hertz Corp, 7.625% Bond 8/15/07   A-             505,058    508,146
    75,000 Ryder System, 9.875% Bond
           5/15/17                           BBB             79,085     79,127
                                                         ---------- ----------
                                                         $  584,143 $  587,273
                                                         ---------- ----------

           Construction - 0.4%
   500,000 Shaw Group, Zero Coupon Bond
           5/1/21                            BBB-           285,400    253,750

           Environmental Monitoring - 1.8%
 1,150,754 Oslo Seismic Services,
           8.28% Bond 6/1/11                 BBB-         1,105,162  1,114,298

           Financial - 3.0%
   400,000 Ford Motor Credit,
           7.375% Bond 10/28/09              A              399,789    393,967
   250,000 Household Finance, 8.0% Bond
           7/15/10                           A              249,271    269,122
   200,000 Provident Companies Inc.,
           6.375% Bond 7/15/05               A-             199,014    203,594
 1,000,000 Tiers 2000-11, 8.85% Bond
           2/15/27                           AAA          1,000,000    983,750
                                                         ---------- ----------
                                                         $1,848,074 $1,850,433
                                                         ---------- ----------

           Home Furnishings - 0.7%
   400,000 Leggett & Platt, 7.65% Bond
           2/15/05                           A+             417,726    426,414

           Manufacturing - 0.9%
   600,000 Thermo Fibertek, 4.5% Bond
           7/15/04 (a)                       BBB            565,637    567,000

           Office Equipment - 0.2%
   100,000 Ikon Office Solutions,
           6.75% Bond 11/1/04                BBB-            93,466     97,408

           Retail - Auto Parts - 0.6%
   360,000 Autozone, 6.00% Bond 11/01/03     BBB+           354,675    365,605

           Paint - 0.8%
   500,000 Sherwin-Williams, 6.85% Bond
           2/1/07                            A              501,438    509,204

           Pharmaceuticals - 0.2%
   100,000 American Home Products,
           6.7% Bond 3/15/11                 A               98,517    103,607

           Special Purpose Entity - 3.5%
   500,000 Deutsche Bank Capital Funding,
           7.872% Bond 12/29/49 (a)          A+             500,000    527,093
   600,000 ERAC USA Finance,
           8.0% Bond 1/15/11 (a)             BBB+           599,317    603,680

                      Morgan Keegan Intermediate Bond Fund
                            Schedule of Investments
                               December 31, 2001

                                              S & P
 Principal                                   Rating                  Market
  Amount   Description                     (Unaudited)    Cost      Value (b)

 $ 500,000 MMCAPS Funding,
           6.92% Bond 8/1/31 (a)           BBB         $   500,000 $   495,000
   500,000 MMCAPS Funding,
           8.03% Bond 6/15/31 (a)          AAA             500,000     525,000
                                                       ----------- -----------
                                                       $ 2,099,317 $ 2,150,773
                                                       ----------- -----------
           Telecommunications - 1.2%
   250,000 Metronet Communications, Bond
           6/15/08 (Zero coupon through
           6/15/03, thereafter 9.95%)      BBB             220,100     125,940
   750,000 Nortel Networks,
           6.125% Bond 2/15/06             A               686,587     613,657
                                                       ----------- -----------
                                                       $   906,687 $   739,597
                                                       =========== ===========

 Total Corporate Bonds - Investment Grade              $ 9,967,451 $ 9,878,376
                                                       ----------- -----------

 CORPORATE BONDS - NON-INVESTMENT GRADE - 3.4%

           Oil Exploration & Production - 3.4%
 2,000,000 Pemex Project, 9.125% Bond
           10/13/10                        BB+           2,127,985   2,107,500
                                                       ----------- -----------
 Total Corporate Bonds - Non-Investment Grade          $ 2,127,985 $ 2,107,500
                                                       ----------- -----------

 MORTGAGE BACKED SECURITIES - 0.6%
           Collateralized Mortgage Obligation
   359,133 Structured Asset 1998-12 A6,
           8.579% 2/25/29                  AAA             323,834     347,907
                                                       ----------- -----------
 Total Mortgage Backed Securities                      $   323,834 $   347,907
                                                       ----------- -----------

 PREFERRED STOCKS - 2.0%
       500 Compass Loan Holdings (a)                       424,328     447,749
       750 First Realty L.L.C. (a)                         718,161     775,946
                                                       ----------- -----------
 Total Preferred Stocks                                $ 1,142,489 $ 1,223,695
                                                       ----------- -----------

 EURODOLLAR TIME DEPOSITS - 2.8%
           State Street Bank & Trust
           Company Eurodollar time
           deposits dated December 31,
           2001, .75%, maturing at $
           1,720,072 on January 2, 2002.                 1,720,000   1,720,000
                                                       ----------- -----------
                                                       $61,001,496 $61,457,787
                                                       =========== ===========

(a) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "ac-credited investors." Pursuant to guidelines adopted by the Board of Direc-tors, these issues have been determined to be liquid by Morgan Asset Man-agement, Inc. (the investment advisor for each Fund).
(b) See Note 1 of accompanying Notes to Financial Statements regarding valua-tion of securities.

                         Morgan Keegan High Income Fund
                              Portfolio Commentary
                               December 31, 2001

The Morgan Keegan High Income Fund experienced another solid year. During the calendar year 2001, the fund outperformed its respective index by 2.87% and as-sets increased 285%, to over $115 million. In addition, the fund's net asset value finished up more than 2.60% despite an exceedingly negative credit environment.

The year 2001 proved to be a bit of a paradox for fixed-income investors. On the one hand, aggressive cuts in the Federal Funds Target Rate fueled a vigor-ous bull market in bonds of all maturities and credit quality. At the same time, however, the corporate sector treated investors to a pyrotechnic display of exploding credits. A number of telecommunications companies went bankrupt, as well as household names such as Enron and Kmart. The bottom line was that bond investors had to choose very carefully among both investment grade and lower-rated debt issues.

In general, the high-yield sector performed well, but not nearly as strongly as the broad, investment-grade indices. Investors' desire for safety acted as a major catalyst to below-investment-grade bonds' relative under-performance, as fear that a recession would topple weaker companies into bankruptcy took firm hold of the market. The 12-month returns for the high-yield sector clearly show this flight to quality in the striation of returns by credit rating. The top category of below-investment grade, "BB," returned 11.90%, while bonds rated "B" (the next level down) returned only 2.73%. At the bottom of the rating scale, the "CCC" and "non-rated" categories posted returns of -4.00% and - 40.40%, respectively.

These trends in the corporate credit markets, combined with the mix of assets, provided a significant boost to the High Income Fund's performance. These two characteristics led to a solid six-month and full-year performance. For the last six months of 2001, the fund returned a load-adjusted 4.37% and for the year, 14.77%. This compares quite well to the Lehman Brothers BB High Yield In-dex+, which returned 3.36% and 11.90% over the same periods.

While the coming year undoubtedly holds additional surprises for investors, we remain confident that the fund's investment style and strategy will once again prove reliable. We will continue to diversify across varied asset classes and pursue under-valued assets, and we believe that the fund will remain an attrac-tive vehicle for investors pursuing a high level of current income.

PORTFOLIO MANAGER

                         ------------------------------------------------------

                           James C. Kelsoe, Jr., CFA

  ----------------------------------------------------------------------------
  +  Refer to Index Descriptions on page 31.

                         Morgan Keegan High Income Fund
                              Portfolio Commentary
                               December 31, 2001
PORTFOLIO PERFORMANCE (excludes sales load)

                                                --------------------------------

                        High            High            High             Lehman
                     Income Fund     Income Fund     Income Fund        Brothers
                      A-Shares        C-Shares        I-Shares       BB High Yield+
      6 Months          7.05%           6.78%           7.18%             3.36%
      1 Year           17.71%          17.12%          18.00%            11.90%
      Inception
       (3/22/99)*      14.70%          14.13%          14.98%            10.48%

  ----------------------------------------------------------------------------
     * Average annual total returns.
     + Refer to Index Descriptions on page 31.

PORTFOLIO STATISTICS

                          -----------------------------------------------------

      Net Asset Value            $ 10.53*
      Net Assets                 $115.8 million
      Average Yield to Maturity    16.8%
      Average Maturity              8.4 years
      Average Coupon                6.0%
      Average Duration              4.4 years
      Average Credit Quality      BBB-
      Number of Issues            126
      2002 A Share Dividend        $0.76
      2002 C Share Dividend        $0.73
      2002 I Share Dividend        $0.77

  ----------------------------------------------------------------------------
     * "A" shares only.

LARGEST HOLDINGS

                       --------------------------------------------------------

      Falcon Franchise Loan 2001-1         4.1%
      Franchise Loan Trust 1998-I AX       4.0%
      Keystone Home Improvement 1997-P4 B  3.0%
      Keystone Owner Trust 1998-P2 B2      2.9%
      Commercial Mortgage 1999-C2          2.8%

  ----------------------------------------------------------------------------

ASSET ALLOCATION

                       --------------------------------------------------------

      Commercial Mortgage Backed
       Securities                        24.5%
      Corporate Bonds                    17.5%
      Home Equity Loans                  11.7%
      Small Business Loans                9.0%
      Auto Franchise Loans                6.6%
      Manufactured Housing                6.3%
      Home Improvement Loans              6.0%
      Collaterized Mortgage Obligations   4.8%
      Common Stock                        3.5%
      Equipment Lease Receivables         3.3%
      Cash                                2.6%
      Other                               2.6%
      Preferred Stock                     1.6%

  ----------------------------------------------------------------------------

                         Morgan Keegan High Income Fund
                              Portfolio Commentary
                               December 31, 2001

PORTFOLIO PERFORMANCE (includes maximum sales load)

                                                     --------------------------

                                             High                                High
                                          Income Fund                         Income Fund
                                           A-Shares*                          C-Shares**
      6 Months                               4.37%                               5.71%
      1 Year                                14.77%                              15.95%
      Inception (3/22/99)***                13.67%                              14.13%

  ----------------------------------------------------------------------------
     * "A" shares carry a maximum sales load of 2.50%.
     ** "C" shares carry a 1% contingent deferred sales charge (CDSC) that is charged if shares are redeemed within 12 months of the initial purchase.
     *** Average annual total returns.



        [GROWTH OF $10,000 INVESTMENT IN HIGH INCOME FUND APPEARS HERE]

                Growth of $10,000 Investment in High Income Fund

    Class A             Class C            Class I
 3/22/99  $9,750    3/22/99  $10,000    3/22/99  $10,000
 6/30/99 $10,110    6/30/99  $10,364    6/30/99  $10,385
 6/30/00 $11,129    6/30/00  $11,342    6/30/00  $11,449
 6/30/01 $13,342    6/30/01  $13,530    6/30/01  $13,760
12/31/01 $14,283   12/31/01  $14,448   12/31/01  $14,748

      Lehman BB
   High Yield Index

 3/22/99  $10,000
 6/30/99   $9,963
 6/30/00  $10,198
 6/30/01  $11,389
12/31/01  $11,772

            Average Annual Total Returns for the period ended 12/31/01

                                            1 Year   Inception
                                          ----------------------
                    Class A Shares          14.77%     13.67%
                    Class B Shares          15.95%     14.13%
                    Class I Shares          18.00%     14.98%


This data is as of December 31, 2001. Current holdings may not reflect holdings as of the date of this report. Past performance is not indicative of future re-sults.

                         Morgan Keegan High Income Fund
                            Schedule of Investments
                               December 31, 2001

                                               S & P
 Principal                                    Rating                  Market
  Amount   Description                      (Unaudited)    Cost      Value (b)

 ASSET BACKED SECURITIES - INVESTMENT GRADE - 29.4%
           Auto Dealerships - 5.4%
           Falcon Franchise Loan 1999-1,
           2.26% 6/5/18 interest-only
           strips (a)                       AAA         $ 1,665,831 $ 1,536,771
           Falcon Franchise Loan 2001-1,
           3.079% 6/5/20 interest-only
           strips (a)                       AAA           4,655,157   4,754,793
                                                        ----------- -----------
                                                        $ 6,320,988 $ 6,291,564
                                                        ----------- -----------

           Commercial Loans - 10.9%
 2,500,000 Capital Lease Funding 1997-
           CTL1 D, 6.162% 6/22/24 (a)       BBB           1,757,223   1,856,625
           Commercial Mortgage 1997-ML1,
           .953% 12/15/30 interest-only
           strips                           AAA           3,174,852   3,076,476
           Enterprise Mortgage 1998-1,
           1.349% 1/15/25 interest-only
           strips (a)                       AAA           1,974,339   1,994,233
           Merrill Lynch Mortgage 1998-
           C1, .8685% 11/15/26 interest-
           only strips                      AAA           1,689,112   1,669,222
 1,494,100 Nortel Networks Trust 2001-1,
           11.629% 9/9/16 (a)               BBB           1,494,100   1,357,614
 3,176,000 RMF Commercial Mortgage 1997-1
           E, 7.365% 1/15/19 (a)            BBB-          2,557,884   2,611,498
                                                        ----------- -----------
                                                        $12,647,510 $12,565,668
                                                        ----------- -----------
           Home Equity Loans (High Loan-To-
           Value) - 2.3%
 1,008,280 Empire Funding 1998-1 B1,
           8.56% 6/25/24                    BBB             885,536     966,244
 1,779,626 Empire Funding 1998-2 B1,
           9.03% 6/25/24                    BBB-          1,455,412   1,707,872
                                                        ----------- -----------
                                                        $ 2,340,948 $ 2,674,116
                                                        ----------- -----------

           Home Equity Loans (Non-High Loan-To-
           Value) - 0.4%
   538,921 Amresco Residential 1997-1
           B1F, 7.915% 3/25/27              BBB-            477,695     490,418

           Manufactured Housing Loans - 1.4%
 5,000,000 BankAmerica Manufactured
           Housing 1998-2 B1, 7.93%
           12/10/25                         BBB           1,357,497   1,450,300
   125,000 Green Tree Financial 1997-4
           B1, 7.23% 2/15/29                BBB+            119,966     124,053
                                                        ----------- -----------
                                                        $ 1,477,463 $ 1,574,353
                                                        ----------- -----------
           Small Business Loans - 9.0%
           FMAC Loan Trust 1997-B AX,
           2.89% 9/15/19 interest-only
           strips (a)                       A             1,307,899   1,308,119
 1,000,000 FMAC Loan Trust 1997-B, 7.16%
           9/15/19 (a)                      BBB             703,258     672,820

                         Morgan Keegan High Income Fund
                            Schedule of Investments
                               December 31, 2001

                                               S & P
 Principal                                    Rating                  Market
  Amount   Description                      (Unaudited)    Cost      Value (b)

           FMAC Loan Trust 1997-C AX,
           2.285% 12/15/19 interest-only
           strips (a)                       AAA         $ 1,722,488 $ 1,697,277
           FMAC Loan Trust 1998-A AX,
           2.112% 9/15/20 interest-only
           strips (a)                       AA            1,994,345   2,053,160
           Franchise Loan Trust 1998-I
           AX, 1.9859% 7/15/18 interest-
           only strips (a)                  AAA           4,250,565   4,690,888
                                                        ----------- -----------
                                                        $ 9,978,555 $10,422,264
                                                        ----------- -----------
 Total Asset Backed Securities - Investment Grade       $33,243,159 $34,018,383
                                                        ----------- -----------

 ASSET BACKED SECURITIES - NON-INVESTMENT GRADE - 39.4%

           Auto Dealerships - 1.2%
 2,452,500 Falcon Franchise Loan 2000-1
           E, 6.5% 4/5/16 (a)               BB-           1,438,149   1,414,798

 Commercial Loans--13.6%
 3,210,000 Blackrock Capital Finance
           1997-C1 F, 8.278% 10/25/26       B             3,068,393   3,129,750
 5,426,000 Commercial Mortgage 1999-C2,
           6.0% 5/17/15                     BB            3,501,726   3,304,434
 1,281,000 CS First Boston Mortgage 1997-
           C1 G, 7.5% 6/20/14 (a)           BB-             953,685     847,676
 2,000,000 CS First Boston Mortgage 1998-
           C1 F, 6.0% 5/17/40 (a)           BB            1,244,325   1,243,640
   303,100 DR Securitized Lease 1994-K1
           A1, 7.6% 8/15/07                 BB+             245,856     242,092
 3,000,000 GS Mortgage 1998-C1 F, 6.0%
           10/18/30 (a)                     BB+           2,357,555   2,321,820
 2,030,000 JP Morgan Commercial Mortgage
           1997-SPC1 G, 6.5% 7/25/29 (a)    B+            1,407,510   1,435,616
 2,719,000 Merrill Lynch Mortgage 1997-C1
           F, 7.12% 6/18/29                 BB            2,095,078   2,098,062
 1,510,924 Morgan Stanley Capital I 1998-
           CF1 F, 7.35% 12/15/12 (a)        BB+           1,185,605   1,133,208
                                                        ----------- -----------
                                                        $16,059,733 $15,756,298
                                                        ----------- -----------
           Equipment Leases - 3.3%
 2,000,000 Lease Investment Flight Trust
           1A D2, 8.0% 7/15/31 (a)          BB            1,482,207   1,396,620
 1,000,000 Pegasus Aviation Lease 1999-1A
           D1, 5.878% 3/25/29 (a)           BB              562,030     534,360
 1,467,692 Pegasus Aviation Lease 2000-1
           D1, 8.42% 3/25/30 (a)            BB            1,059,169     939,660
 1,500,000 Pegasus Aviation Lease 2000-1A
           D1, 8.0% 5/10/31 (a)             BB            1,117,912     989,925
                                                        ----------- -----------
                                                        $ 4,221,318 $ 3,860,565
                                                        ----------- -----------


                         Morgan Keegan High Income Fund
                            Schedule of Investments
                               December 31, 2001

                                              S & P
 Principal                                   Rating                  Market
  Amount   Description                     (Unaudited)    Cost      Value (b)

           Home Equity Loans (High Loan-To-Value) -
            6.5%
   638,732 First Plus Home Loan 1997-4
           B2, 8.52% 9/11/23 (a)           BB          $   380,654 $   621,442
 3,470,000 Impac Secured Assets 1998-1
           B1, 8.95% 7/25/25               BB            2,959,096   3,286,645
 1,218,097 Master Financial Asset Trust
           1998-2 B2, 10.02% 9/20/24       BB              787,320   1,204,235
 2,500,000 Southern Pacific Assets 1998-
           H1 B2, 11.01% 1/25/29           Non-rated     2,351,487   2,381,250
                                                       ----------- -----------
                                                       $ 6,478,557 $ 7,493,572
                                                       ----------- -----------

           Home Equity Loans (Non-High Loan-To-Value) - 2.5%
 3,039,004 ABSC Nims Trust 1999-2 ALG2,
           7.0% 6/24/29                    BB            2,937,644   2,853,686
           Home Improvement Loans - 6.0%
 3,767,004 Keystone Home Improvement
           1997-P4 B, 8.35% 8/25/24 (a)    BB            3,489,088   3,531,566
 4,000,000 Keystone Owner Trust 1998-P2
           B2, 8.5% 1/25/29 (a)            BB            3,305,155   3,328,884
                                                       $ 6,794,243 $ 6,860,450
                                                       -----------------------
           Manufactured Housing Loans - 4.9%
 1,427,496 Green Tree Financial 1997-2
           B2, 8.05% 6/15/28               BB-             666,621     713,034
 1,494,266 Green Tree Financial 1997-5
           B2, 7.49% 5/15/29               BB              697,703     747,910
 5,969,327 Green Tree Financial 1997-7
           B2, 7.59% 7/15/29               B-            3,222,711   2,916,076
 5,000,000 UCFC Manufactured Housing
           1997-2 B1, 7.37% 2/15/18        BB-           1,237,279   1,263,300
                                                       ----------- -----------
                                                       $ 5,824,314 $ 5,640,320
                                                       -----------------------
           Recreational Equipment - 1.4%
   578,721 Green Tree Recreational
           Equipment 1997-B B, 6.88%
           7/15/28                         B-              436,505     547,591
   362,323 Green Tree Recreational
           Equipment 1997-C B, 6.75%
           2/15/18                         B-              336,476     329,450
   986,489 Green Tree Recreational
           Equipment 1998-A BH, 8.41%
           5/15/29                         B-              722,094     736,562
                                                       ----------- -----------
                                                       $ 1,495,075 $ 1,613,603
                                                       -----------------------
 Total Asset Backed Securities - Non-Investment Grade  $45,249,033 $45,493,292
                                                       -----------------------


 CORPORATE BONDS - INVESTMENT GRADE - 5.5%

           Construction - 0.7%
 1,500,000 Shaw Group, Zero Coupon Bond
           5/1/21                          BBB-            837,500     761,250

                         Morgan Keegan High Income Fund
                            Schedule of Investments
                               December 31, 2001

                                                 S & P
 Principal                                      Rating                 Market
  Amount   Description                        (Unaudited)    Cost    Value (b)

           Consumer Products - 0.1%
   175,000 American Greetings, 6.1% Bond
           8/1/28                             BBB-        $  143,534 $  147,839
           Energy - 1.1%
   405,000 Mirant Americas, 7.2% Bond
           10/1/08 (a)                        BBB-           305,988    329,168
 1,005,000 Pinnacle Partners, 8.83% Bond
           8/15/04 (a)                        BBB-           956,205    966,086
                                                          ---------------------
                                                          $1,262,193 $1,295,254
                                                          ---------------------
           Environmental Monitoring - 1.0%
 1,150,754 Oslo Seismic Services, 8.28%
           Bond 6/1/11                        BBB-         1,105,162  1,114,298
           Insurance - 0.9%
   500,000 Atlantic Mutual, 8.15% Bond
           2/15/28 (a)                        BBB            297,049    295,496
   500,000 Fairfax Financial Holdings,
           8.25% Bond 10/1/15                 BBB-           412,275    324,135
   900,000 Trenwick Capital Trust, 8.82%
           Bond 2/1/37                        BBB-           488,517    483,858
                                                          ---------------------
                                                          $1,197,841 $1,103,489
                                                          ---------------------
           Technology - 1.5%
   400,000 Analog Devices, 4.75% Bond
           10/1/05                            BBB            379,357    378,500
 2,500,000 Solectron, Zero Coupon Bond
           5/8/20                             BBB          1,328,302  1,330,250
                                                          ---------------------
                                                          $1,707,659 $1,708,750
                                                          ---------------------
           Telecommunications - 0.2%
   500,000 Corning, Zero Coupon Bond
           11/8/15                            A-             276,371    265,625
 Total Corporate Bonds - Investment Grade                 $6,530,260 $6,396,505
                                                          ---------------------

 CORPORATE BONDS - NON-INVESTMENT GRADE - 12.0%

           Automobile/Equipment Rental - 0.4%
   500,000 United Rentals, 9.25% Bond
           1/15/09                            BB-            463,687    495,330
           Automobile Parts - 0.3%
   500,000 Tower Automotive, 5.0% Bond
           8/1/04                             BB-            397,428    392,610
           Construction & Engineering - 0.6%
 1,000,000 Quanta Services, 4.0% Bond
           7/1/07                             Non-rated      734,198    671,250
           Human Resource Management - 0.5%
   750,000 Interim Services, 4.5% Bond
           6/01/05                            BB+            577,654    610,312
           Insurance - 1.1%
   750,000 Fairfax Financial Holdings,
           7.375% Bond 3/15/06                BB+            561,900    569,947
 1,000,000 Vesta Insurance Group, 8.75%
           Bond 7/15/25                       B              641,634    680,462
                                                          ---------------------
                                                          $1,203,534 $1,250,409
                                                          ---------------------
           Pharmacy Services - 0.4%
   500,000 Omnicare, 5.0% Bond 12/01/07       BB+            367,400    468,750
           Special Purpose Entity - 2.6%
 1,000,000 MMCAPS Funding, Zero Coupon Bond
           8/1/31 (a)                         Non-rated    1,000,000    980,000

                         Morgan Keegan High Income Fund
                            Schedule of Investments
                               December 31, 2001

                                               S & P
 Principal                                    Rating                  Market
  Amount   Description                      (Unaudited)    Cost      Value (b)

 1,000,000 MMCAPS Funding, Zero Coupon
           Bond 12/15/31 (a)                Non-rated   $   990,031 $   980,000
 1,000,000 MMCAPS Funding, Zero Coupon
           Bond 6/15/31 (a)                 Non-rated     1,000,000     970,000
                                                        -----------------------
                                                        $ 2,990,031 $ 2,930,000
                                                        -----------------------
           Technology - 3.1%
 1,500,000 Antec, 4.5% Bond 5/15/03         B             1,295,361   1,141,875
   500,000 Quantum, 7.0% Bond 8/1/04        B+              441,837     440,000
   500,000 Semtech, 4.5% Bond 2/1/07        CCC+            429,142     546,875
 1,500,000 Transwitch, 4.5% Bond 9/12/05    B             1,141,329     877,500
   700,000 Triquint Semicon, 4.0% Bond
           3/1/07                           CCC+            553,066     511,000
                                                        ----------- -----------
                                                        $ 3,860,735 $ 3,517,250
                                                        ----------- -----------

           Telecommunications - 3.0%
   500,000 Charter Communications, 5.75%
           Bond 10/15/05                    B+              462,897     517,500
 1,500,000 Crown Castle, Bond 5/15/11
           (Zero coupon through 5/15/04,
           thereafter 10.375%)              B             1,012,901     930,000
   300,000 Global Crossing, 9.625% Bond
           5/15/08                          BB              309,198      34,500
 1,500,000 Nextel Communications, Bond
           10/31/07 (Zero coupon through
           10/31/02, thereafter 9.75%)      B             1,119,277   1,072,500
   135,000 Panamsat, 6.0% Bond 1/15/03      BB-             129,190     130,407
   200,000 Panamsat, 6.125% Bond 1/15/05    BB-             168,430     171,872
 1,000,000 US Unwired, Bond 11/1/09 (Zero
           coupon through 11/1/04,
           thereafter 13.375%)              CCC+            646,220     622,980
                                                        $ 3,848,113 $ 3,479,759
                                                        ----------- -----------
 Total Corporate Bonds - Non-Investment Grade           $14,442,780 $13,815,670
                                                        ----------- -----------

 MORTGAGE BACKED SECURITIES - 4.8%

           Collateralized Mortgage Obligation
   169,501 Chase Mortgage 1999-S7 B5,
           6.25% 6/25/14 (a)                Non-rated        63,490      61,470
   497,912 Citicorp Mortgage 2001-5 B5,
           6.75% 4/25/31 (a)                Non-rated       127,319     132,599
 2,969,889 Countrywide Home Loan 2000-5
           B5, 7.75% 10/25/30 (a)           Non-rated       826,994     875,612
   756,434 CS First Boston Mortgage 1998-
           1 B2, 6.75% 9/25/28              BB              599,503     655,925
   412,627 First Nationwide Trust 2001-4
           DB4, 7.742% 9/25/31              BB              295,910     294,282

                         Morgan Keegan High Income Fund
                            Schedule of Investments
                               December 31, 2001

                                                  S & P
 Principal                                       Rating                 Market
  Amount    Description                         (Unaudited)    Cost    Value (b)

   412,285  First Nationwide Trust 2001-4
            DB5, 7.742% 9/25/31                 B          $  221,370 $  218,292
   222,045  GE Capital Mortgage Services
            1998-26 B5, 6.25% 2/25/14 (a)       Non-rated      81,775     84,657
   350,374  Hanover SPC-2, 6.25% 10/01/14 (a)   BB            306,970    330,989
   627,607  Mellon Residential 1999-TBC1 B6,
            6.42% 1/25/29 (a)                   Non-rated     212,932    219,661
 1,357,808  Mellon Residential 1999-TBC2 B6,
            6.68% 7/25/29 (a)                   Non-rated     462,625    475,232
   616,802  Mellon Residential 1999-TBC3 B6,
            5.16% 10/20/29 (a)                  Non-rated     209,997    215,880
 1,122,306  Mellon Residential 2000-TBC1 B6,
            6.91% 3/25/30 (a)                   Non-rated     381,609    392,806
 1,820,781  Mellon Residential 2000-TBC2 B6,
            4.5% 6/15/30 (a)                    Non-rated     653,536    637,272
   589,653  Norwest Asset 1999-5 B6, 6.25%
            3/25/14 (a)                         Non-rated     224,976    231,138
   399,988  Norwest Asset 1999-15 B6, 6.25%
            6/25/14 (a)                         Non-rated     150,960    154,759
   132,548  PNC Mortgage 1999-1 2B5, 6.25%
            2/25/14 (a)                         Non-rated      87,672     97,966
   224,419  Residential Asset 1999-A6 B4,
            6.5% 9/25/14 (a)                    Non-rated     165,178    179,131
   270,463  Residential Asset 1999-A6 B5,
            6.5% 9/25/14 (a)                    Non-rated     156,184    153,266
   182,974  Residential Funding 2000-S8 B3,
            7.25% 6/25/15                       Non-rated      63,005     59,677
   255,080  Wells Fargo Mortgage 2000-3 B6,
            7.25% 8/25/15 (a)                   Non-rated      87,651     81,944
                                                           ---------- ----------
 Total Mortgage Backed Securities                          $5,379,656 $5,552,558
                                                           ---------- ----------

 COMMON STOCKS - 3.5%
     5,000  Capital Automotive REIT                            86,800     99,450
     7,500  Colonial Properties Trust                         225,075    233,625
    10,000  Commercial Net Lease Realty,
            Inc.                                              114,447    130,000
     2,000 *Crown Castle International
            Corporation                                        66,175     21,360
     6,000  Entertainment Properties Trust                     86,700    116,100
    34,600  Eott Energy Partners, L.P.                        401,430    520,730
    15,000  Health Care REIT, Inc.                            311,655    365,250
     6,000  Hospitality Properties Trust                      160,949    177,000
     2,500 *Nasdaq-100 Trust                                  192,047     97,275
    15,000  Nationwide Health Properties,
            Inc.                                              294,739    280,350
     6,000 *Nextel Communications, Inc.                       187,789     65,760
    35,000  Permian Basin Royalty Trust                       230,450    186,550
     1,500  QWest Communications International Inc.            56,768     21,195
    17,000  RFS Hotel Investors, Inc.                         180,455    193,460
    10,000  Regency Centers Corporation                       242,500    277,500

                         Morgan Keegan High Income Fund
                            Schedule of Investments
                               December 31, 2001

                                                          S & P
 Principal                                               Rating                    Market
  Amount   Description                                 (Unaudited)     Cost      Value (b)

  16,000   Sabine Royalty Trust                                    $    371,882 $    348,960
   9,000   Star Gas Partners, L.P.                                      146,992      183,690
   4,000  *United Rentals, Inc.                                          64,175       90,800
  15,000   Vesta Insurance Group, Inc.                                   73,713      120,000
  43,000   Worldcom, Inc. - MCI Group                                   617,290      546,100
  12,000  *Global Crossing Ltd.                                         175,649       10,080
                                                                   ------------ ------------
 Total Common Stocks                                               $  4,287,680 $  4,085,235
                                                                   ------------ ------------
 * Non-Income Producing

 Preferred Stocks - 1.6%
   1,000   Compass Loan Holdings (a)                                    862,916      895,497
   1,000   Seneca LTD (a)                                               992,500      900,000
                                                                   ------------ ------------
 Total Preferred Stocks                                            $  1,855,416 $  1,795,497
                                                                   ------------ ------------

 Mutual Funds - 1.2%
  18,000   Delaware Investments Dividend and Income
           Fund, Inc.                                                   248,277      245,160
  82,000   Pacholder High Yield Fund, Inc.                              832,792      744,560
  20,000   Salomon Brothers High Income Fund II Inc.                    221,140      215,800
  20,000   Zweig Total Return Fund, Inc.                                146,100      141,000
                                                                   ------------ ------------
 Total Mutual Funds                                                $  1,448,309 $  1,346,520
                                                                   ------------ ------------

 Eurodollar Time Deposits - 2.6%
           State Street Bank & Trust Company
           Eurodollar time deposits dated December
           31, 2001, .75%, maturing at $ 3,065,128
           on January 2, 2002.                                        3,065,000    3,065,000
                                                                   ------------ ------------
 Total Investment Securities                                       $115,501,293 $115,568,660
                                                                   ============ ============

(a) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "ac-credited investors." Pursuant to guidelines adopted by the Board of Direc-tors, these issues have been determined to be liquid by Morgan Asset Man-agement, Inc. (the investment advisor for each Fund).
(b) See Note 1 of accompanying Notes to Financial Statements regarding valua-tion of securities.

                              Index Descriptions+


S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks de-signed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

KBW Bank Index is a capitalization-weighted index consisting of 24 exchange-listed and National Market System stocks, representing national money center banks and leading regional institutions. The Index is intended to reflect the evolving financial sector and was developed as of October 21, 1991.

Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October 1, 1928.

Lehman Brothers Intermediate Aggregate covers the intermediate U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-based securities.

Lehman Brothers BB High Yield Index covers BB fixed rate, noninvestment grade debt. The Index was first introduced in January 1986 and historical data are available since January 1983. All bonds included in the High Yield Index must be dollar-denominated and nonconvertible and have at least one year remaining to maturity and an outstanding par value of at least $100 million.

The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and small cap (between $250 million and $1 billion) stocks. The index was developed February 5, 1971.

                           Morgan Keegan Select Fund
                      Statements of Assets and Liabilities
                               December 31, 2001

ASSETS:

 Investments, in securities as detailed in the accompanying schedules at market (cost $29,541,767, $17,116,376,
  $61,001,496 and $115,501,293 respectively)
 Cash on deposit with custodian
 Dividends and interest receivable
 Receivable for fund shares sold
 Receivable for securities sold
 Other assets
 Due from affiliates
 TOTAL ASSETS

LIABILITIES:

 Accrued expenses
 Due to affiliates
 Payable for fund shares redeemed
 Payable for securities purchased
 Distributions payable
 TOTAL LIABILITIES
 NET ASSETS

NET ASSETS consist of:

 Net unrealized appreciation of investments
 Paid-in capital
 Undistributed net investment income
 Accumulated net realized gain (loss) on investments
  NET ASSETS

SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:

 Class A shares
 Net Assets
 Shares outstanding
 Net Asset Value per share
 Class C shares
 Net Assets
 Shares outstanding
 Net Asset Value per share
 Class I shares
 Net Assets
 Shares outstanding
 Net Asset Value per share

See accompanying Notes to Financial Statements.

                           Morgan Keegan Select Fund
                      Statements of Assets and Liabilities
                               December 31, 2001

       Capital       Financial    Intermediate    High Income
     Growth Fund       Fund         Bond Fund        Fund
     $ 44,416,647   $ 18,163,378   $ 61,457,787  $ 115,568,660
            2,912            869         69,598          4,892
           46,785         30,059        852,244      1,643,388
            1,000            688        103,844        242,500
                -              -              -         28,832
           16,113              -              -              -
                -              -          3,098              -
    -------------  -------------  -------------  -------------
       44,483,457     18,194,994     62,486,571    117,488,272
           13,973         33,528        (34,294)       (56,359)
          163,020         68,211         99,660        272,248
           13,539         20,239              -          1,008
                -              -        218,961              -
                -              -        607,242      1,507,169
    -------------  -------------  -------------  -------------
          190,532        121,978        891,569      1,724,066
    -------------  -------------  -------------  -------------
     $ 44,292,925   $ 18,073,016   $ 61,595,002  $ 115,764,206
    =============  =============  =============  =============
       14,874,881      1,047,003        456,291         67,367
       30,437,704     17,091,815     60,916,078    114,748,578
         (846,367)        (5,682)             -              -
         (173,293)       (60,120)       222,633        948,261
    -------------  -------------  -------------  -------------
     $ 44,292,925   $ 18,073,016   $ 61,595,002  $ 115,764,206
    =============  =============  =============  =============
     $ 44,287,692   $ 15,160,898   $ 30,260,335  $  59,999,613
        2,322,575      1,392,525      2,922,227      5,696,889
           $19.07         $10.89         $10.36         $10.53
            5,233      2,059,256     18,111,707     29,298,424
              275        190,361      1,748,501      2,781,736
           $19.02         $10.82         $10.36         $10.53
                -        852,862     13,222,960     26,466,169
                -         77,828      1,276,426      2,513,260
                -         $10.96         $10.36         $10.53

See accompanying Notes to Financial Statements.

                           Morgan Keegan Select Fund
                            Statements of Operations
                   For the six months ended December 31, 2001


INVESTMENT INCOME:
 Interest
 Dividends

EXPENSES:

 Management fee
 Distribution fee
 Class A
 Class C
 Class I
 Legal fees
 Audit fees
 Accounting and transfer agent fees
 Custodian costs
 Registration fees
 Directors fees
 Other
NET INVESTMENT INCOME (LOSS)
Realized and Unrealized Gains (Losses) on Investments:
 Change in unrealized appreciation (depreciation)
 Net realized gain (loss) on securities
Increase (decrease) in net assets resulting from operations

See accompanying Notes to Financial Statements.

                           Morgan Keegan Select Fund
                            Statements of Operations
                   For the six months ended December 31, 2001

   Capital Growth    Financial    Intermediate    High Income
        Fund           Fund         Bond Fund        Fund
     $     21,409      $  11,916     $2,275,746    $ 5,585,526
          220,044        205,551         57,969        380,909
    -------------  -------------  -------------  -------------
          241,453        217,467      2,333,715      5,966,435


          219,942         97,107         96,374        327,871

          109,881         40,526         27,376         52,419
               25         10,687         42,946         85,551
                -              -              -              -
           23,797         14,622         12,485         13,593
           10,604          8,242          8,993          9,100
           45,000         28,000         25,000         25,000
            6,905          6,120          3,208          5,618
           11,743          8,795          3,905          5,084
            3,250          3,250          3,250          3,250
            4,501          4,571          3,909          5,006

                -              -         (5,350)             -
    -------------  -------------  -------------  -------------
          435,648        221,920        222,096        532,492

         (194,195)        (4,453)     2,111,619      5,433,943

       (1,846,116)      (694,939)       182,587     (1,739,871)
          677,099        (59,774)       427,925      2,197,410
    -------------  -------------  -------------  -------------
      $(1,363,212)     $(759,166)    $2,722,131    $ 5,891,482
    =============  =============  =============  =============

See accompanying Notes to Financial Statements.

                           Morgan Keegan Select Fund
                      Statements of Changes in Net Assets
    For the six months ended December 31, 2001 and year ended June 30, 2001



                                                      Capital Growth Fund
                                                      2002           2001
                                                  -------------  -------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss)                     $    (194,195) $    (590,469)
 Unrealized appreciation (depreciation), net         (1,846,116)   (13,124,949)
 Net realized gain (loss) from investment
  transactions                                          677,099      5,422,941
                                                  -------------  -------------
 Increase (decrease) in net assets resulting from
  operations                                         (1,363,212)    (8,292,477)
 Distributions to shareholders from net
  investment income:
 Class A                                                      -              -
 Class C                                                      -              -
 Class I                                                      -              -
 Distributions to shareholders in excess of net
  investment income:
 Class A                                                      -              -
 Class C                                                      -              -
 Class I                                                      -              -
 Distributions to shareholders from net realized
  gain on investments:
 Class A                                               (345,702)    (9,316,889)
 Class C                                                    (41)             -
 Class I                                                      -              -
                                                  -------------  -------------
 Total distribution to shareholders                    (345,743)    (9,316,889)
Capital share transactions
 Proceeds from shares sold:
 Class A                                              2,289,202      1,694,782
 Class C                                                      -              -
 Class I                                                      -              -
 Proceeds from sales of shares as a result of
  reinvested dividends:
 Class A                                                342,672      9,191,827
 Class C                                                     41              -
 Class I                                                      -              -
 Less shares redeemed:
 Class A                                             (3,710,721)   (15,583,495)
 Class C                                                      -              -
 Class I                                                      -              -
                                                  -------------  -------------
 Net increase (decrease) in Net Assets from share
  transactions                                       (1,078,806)    (4,696,886)
                                                  -------------  -------------
Total Increase (decrease) in Net Assets              (2,787,761)   (22,306,252)
NET ASSETS:
 Beginning of Period                                 47,080,686     69,386,938
 End of Period                                    $  44,292,925  $  47,080,686
                                                  =============  =============

See accompanying Notes to Financial Statements.

                           Morgan Keegan Select Fund
                      Statements of Changes in Net Assets
    For the six months ended December 31, 2001 and year ended June 30, 2001

         Financial              Intermediate Bond Fund            High Income Fund
           Fund
    2002           2001           2002           2001            2002           2001
-------------  -------------  -------------  -------------  --------------  -------------
  $    (4,453)   $    38,645    $ 2,111,619    $ 1,440,374    $  5,433,943    $ 4,436,252
     (694,939)     1,741,941        182,587        397,918      (1,739,871)     1,879,901
      (59,774)        69,433        427,925        189,398       2,197,410       (123,083)
-------------  -------------  -------------  -------------  --------------  -------------
     (759,166)     1,850,019      2,722,131      2,027,690       5,891,482      6,193,070
      (33,457)             -       (971,910)      (589,026)     (2,624,319)    (1,779,490)
       (4,540)             -       (603,270)      (477,667)     (1,359,943)    (1,339,604)
       (1,877)             -       (536,440)      (373,681)     (1,449,681)    (1,317,158)
            -              -              -              -               -              -
            -              -              -              -               -              -
            -              -              -              -               -              -
      (58,549)             -       (155,183)             -        (582,560)             -
       (7,945)             -        (99,144)             -        (288,232)             -
       (3,284              -        (70,988)             -        (262,716)             -
-------------  -------------  -------------  -------------  --------------  -------------
     (109,652)             -     (2,436,935)    (1,440,374)     (6,567,451)    (4,436,252)
      557,823     19,360,729     20,317,367      8,494,316      32,801,952     22,604,643
       17,774      2,205,706     10,016,824      5,940,377      15,082,789      7,465,486
       10,724      1,388,836      4,616,743      8,465,778       9,339,316     10,560,786
       90,563              -        721,190        458,786       1,560,266        841,847
       12,389              -        397,943        350,041         944,333        836,717
        5,161              -        376,348        262,775       1,016,002        722,492
   (3,188,448)    (2,429,634)    (3,242,021)    (2,947,825)     (2,904,129)      (773,920)
     (252,152)       (52,452)    (1,765,845)    (1,502,038)     (2,298,666)      (918,372)
     (409,780)      (225,424)    (2,005,199)      (558,939)     (1,147,872)      (288,115)
-------------  -------------  -------------  -------------  --------------  -------------
   (3,155,946)    20,247,761     29,433,350     18,963,271      54,393,991     41,051,564
-------------  -------------  -------------  -------------  --------------  -------------
   (4,024,764)    22,097,780     29,718,546     19,550,587      53,718,022     42,808,382
   22,097,780              -     31,876,456     12,325,869      62,046,184     19,237,802
  $18,073,016    $22,097,780    $61,595,002    $31,876,456    $115,764,206    $62,046,184
=============  =============  =============  =============  ==============  =============

See accompanying Notes to Financial Statements.

                           Morgan Keegan Select Fund
                         Notes to Financial Statements
                         December 31, 2001 (unaudited)

Note 1: Summary of Significant Accounting Policies

Morgan Keegan Select Fund, Inc., an open-end management investment company, of-fers the following fund choices: Morgan Keegan Select Capital Growth Fund, Mor-gan Keegan Select Financial Fund, Morgan Keegan Intermediate Bond Fund, and Morgan Keegan High Income Fund (the "Funds"). The investment objectives and principal investment strategies of the Funds are as follows:

  . The Morgan Keegan Select Capital Growth Fund seeks capital appreciation. Under normal circumstances, the fund invests at least 65% of its assets in U.S.-traded equity securities.

  . The Morgan Keegan Select Financial Fund seeks long-term capital apprecia-tion. Under normal circumstances, the fund invests its assets primarily in large, mid- and small-cap companies in the financial services indus-try.

  . The Morgan Keegan Intermediate Bond Fund seeks a high level of income by investing in intermediate maturity, investment grade bonds. The fund seeks capital growth as a secondary objective when consistent with the fund's primary objective. Under normal circumstances, the fund invests at least 80% of its assets in debt securities. The fund invests primarily in investment grade, intermediate term maturity bonds with effective maturi-ties between 1 and 10 years that Morgan Asset Management, Inc. ("Advi-sor") believes offer attractive yield and capital appreciation potential.

  . The Morgan Keegan High Income Fund seeks a high level of income by in-vesting in below investment grade bonds (commonly referred to as "junk bonds"). The fund seeks capital growth as a secondary objective when con-sistent with the fund's primary objective. Under normal circumstances, the fund invests a majority of its total assets in below investment grade bonds that the Advisor believes offer attractive yield and capital appre-ciation potential.

Capitalization for each fund was provided by Morgan Asset Management as fol-lows:

                           Capital Growth   Financial   Intermediate   High Income
   Organization date       Apr. 15, 1986  Aug. 14, 2000  Jan. 13,1999 Jan. 13, 1999
   Initial Capitalization
    Date                   Aug. 18, 1986  Aug. 28, 2000 Mar. 22, 1999 Mar. 22, 1999
   Amount of initial
    Capitalization              $100,000            --        $50,000       $50,000
   Shares issued at
    Capitalization                10,000            --          5,000         5,000
   Shares authorized         300,000,000    300,000,000   300,000,000   300,000,000
   Public offering date    Sep. 22, 1986  Aug. 28, 2000 Mar. 22, 1999 Mar. 22, 1999

                           Morgan Keegan Select Fund
                         Notes to Financial Statements
                         December 31, 2001 (unaudited)


SIGNIFICANT ACCOUNTING POLICIES

Security Valuation:
Investments in securities which trade on national securities exchanges are stated at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. The Interme-diate Bond Fund and the High Income Fund normally obtain market values for their securities from an independent pricing service or from the use of an in-ternal matrix system that derives value based on comparable securities. The In-termediate Bond Fund and the High Income Fund obtain 49% and 40%, respectively, of their securities' market values from independent pricing services. Debt se-curities with remaining maturities of 60 days or less are valued at amortized cost, or original cost plus accrued interest, both of which approximate market. When the Funds believe that a market quote does not reflect a security's true value, the Funds may substitute for the market value a fair value estimate made according to methods approved by the Board of Directors.

Federal Income Taxes:
The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substan-tially all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Other Policies:
The Fund follows industry practice and records security transactions on the trade date. Dividend income and distributions to shareholders are recognized on the ex-dividend date and interest is recognized on an accrual basis.

Repurchase Agreements:
The Funds' policy for securities purchased under agreements to resell is to have market value equal to or greater than the Funds purchase price and to have such securities taken into possession by the Fund's custodian.

Use of Estimates:
The preparation of financial statements in conformity with accounting princi-ples generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

                           Morgan Keegan Select Fund
                         Notes to Financial Statements
                         December 31, 2001 (unaudited)


Note 2: Multiple Class Structure and Plan of Distribution

A multiple class structure has been adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, on behalf of each Fund. Each Fund offers three share classes: Class A, Class C and Class I. Class A shares are sold with an initial sales charge. Class C shares are sold without an initial sales charge and are subject to a contingent deferred sales charge within the first year of purchase. Class I shares are sold without sales charges of any kind and are available only to certain retirement accounts and other special programs. The Class A and Class C shares of each Fund have distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Each Fund or Class bears expenses incurred specifically on its behalf and, in addition, each Fund or Class bears a portion of general expenses, based on the relative net assets of each Fund or Class.

Note 3: Payment to Related Parties

Morgan Asset Management, Inc. is the investment advisor for each Fund. Morgan Keegan and Company, Inc. acts as a distributor of each of the Funds' shares un-der a plan of distribution pursuant to Rule 12b-1. Investment advisory and man-agement fees and 12b-1 distribution fees are based on a percentage of each Fund's average daily net assets value. The following chart represents sales charges and fees:

                           Class A Class C Class I
Capital Growth Fund        ------- ------- -------
 Initial Sales Charge:      3.50%   0.00%   0.00%
 Deferred Sales Charge:     0.00%   1.00%   0.00%
 Investment Advisory Fee:   1.00%   1.00%   1.00%
 12b-1 Fees:                0.50%   1.00%   0.00%

                           Class A Class C Class I
Financial Fund             ------- ------- -------
 Initial Sales Charge:      4.75%   0.00%   0.00%
 Deferred Sales Charge:     0.00%   1.00%   0.00%
 Investment Advisory Fee:   1.00%   1.00%   1.00%
 12b-1 Fees:                0.50%   1.00%   0.00%

                           Morgan Keegan Select Fund
                         Notes to Financial Statements
                         December 31, 2001 (unaudited)


                           Class A Class C Class I
Intermediate Bond Fund     ------- ------- -------
 Initial Sales Charge:      2.00%   0.00%   0.00%
 Deferred Sales Charge:     0.00%   1.00%   0.00%
 Investment Advisory Fee:   0.40%   0.40%   0.40%
 12b-1 Fees:                0.25%   0.60%   0.00%

                           Class A Class C Class I
High Income Fund           ------- ------- -------
 Initial Sales Charge:      2.50%   0.00%   0.00%
 Deferred Sales Charge:     0.00%   1.00%   0.00%
 Investment Advisory Fee:   0.75%   0.75%   0.75%
 12b-1 Fees:                0.25%   0.75%   0.00%

Morgan Keegan and Company, Inc. also provides accounting services and transfer agent services for each fund. The Advisor has agreed to waive its fee and to reimburse each of the following Funds for the next 12 months of operations to the extent its annual operating expenses (excluding brokerage, interest, taxes and extraordinary expenses) exceeds a specific level. The Advisor's fee waivers as a percentage of net assets are as follows:

                         Class A Class C Class I
                         ------- ------- -------
 Capital Growth Fund      2.00%   2.50%   1.50%
 Intermediate Bond Fund   0.90%   1.25%   0.65%
 High Income Fund         1.25%   1.75%   1.00%

Note 4: Investment Securities

Information related to investment securities (excluding short-term investments) by portfolio is as follows:

                            Capital
                            Growth       Financial    Intermediate       High
                             Fund           Fund        Bond Fund     Income Fund
Cost of purchases          $ 7,197,048    $3,063,014    $44,113,123    $66,835,821
Proceeds from sales          8,249,540     3,411,949     12,781,359     14,594,985
                         -------------  ------------  -------------  -------------
Unrealized appreciation
Securities with
 appreciation               16,624,607     1,883,580      1,254,699      4,019,227
Securities with
 depreciation               (1,749,726)     (836,577)      (798,408)    (3,951,860)
                         -------------  ------------  -------------  -------------
Unrealized appreciation    $14,874,881    $1,047,003    $   456,291    $    67,367
                         =============  ============  =============  =============

                           Morgan Keegan Select Fund
                              Financial Highlights
                               December 31, 2001

                            Net Asset                Net Gains              Dividends
                              Value        Net     on Securities Total From  from Net
                            Beginning   Investment Realized and  Investment Investment
                            of Period     Income    Unrealized   Operations   Income
 Capital Growth Fund
 For the six months ended
 December 31, 2001
  (unaudited)
  Class A                    $19.77       ($0.08)     ($0.47)      ($0.55)        -
  Class C                     19.76        (0.13)      (0.46)       (0.59)        -
  Class I                         -            -           -            -         -
 Year ended June 30, 2001
  Class A                     26.87        (0.13)      (3.05)       (3.18)        -
  Class C                     19.77(c)         -       (0.01)       (0.01)        -
  Class I                         -            -           -            -         -
 Year ended June 30, 2000
  (Class A)                   27.10        (0.20)      (0.03)       (0.23)        -
 Year ended June 30, 1999
  (Class A)                   26.56        (0.17)       1.46         1.29         -
 Year ended June 30, 1998
  (Class A)                   21.64        (0.16)       5.57         5.41         -
 Financial Fund
 For the six months ended
 December 31, 2001
  (unaudited)
  Class A                     11.32         0.00       (0.37)       (0.37)    (0.02)
  Class C                     11.27        (0.03)      (0.36)       (0.39)    (0.02)
  Class I                     11.36         0.03       (0.37)       (0.34)    (0.02)
 Period ended June 30,
  2001*
  Class A                     10.00         0.04        1.28         1.32         -
  Class C                     10.00        (0.03)       1.30         1.27         -
  Class I                     10.00         0.06        1.30         1.36         -
 Intermediate Bond Fund
 For the six months ended
 December 31, 2001
  (unaudited)
  Class A                     10.21         0.44        0.21         0.65     (0.44)
  Class C                     10.21         0.42        0.21         0.63     (0.42)
  Class I                     10.21         0.46        0.21         0.67     (0.46)
 Year ended June 30, 2001
  Class A                      9.74         0.78        0.47         1.25     (0.78)
  Class C                      9.74         0.74        0.47         1.21     (0.74)
  Class I                      9.74         0.80        0.47         1.27     (0.80)
 Year ended June 30, 2000
  Class A                      9.85         0.68       (0.11)        0.57     (0.68)
  Class C                      9.85         0.67       (0.11)        0.56     (0.67)
  Class I                      9.85         0.72       (0.11)        0.61     (0.72)
 Period ended June 30,
  1999**
  Class A                     10.00         0.16       (0.15)        0.01     (0.16)
  Class C                     10.00         0.15       (0.15)        0.00     (0.15)
  Class I                     10.00         0.16       (0.15)        0.01     (0.16)
 High Income Fund
 For the six months ended
 December 31, 2001
  (unaudited)
  Class A                     10.56         0.65        0.08         0.73     (0.65)
  Class C                     10.56         0.62        0.08         0.70     (0.62)
  Class I                     10.56         0.66        0.08         0.74     (0.66)
 Year ended June 30, 2001
  Class A                      9.98         1.30        0.58         1.88     (1.30)
  Class C                      9.98         1.25        0.58         1.83     (1.25)
  Class I                      9.98         1.32        0.58         1.90     (1.32)
 Year ended June 30, 2000
  Class A                     10.17         1.29       (0.19)        1.10     (1.29)
  Class C                     10.18         1.12       (0.20)        0.92     (1.12)
  Class I                     10.18         1.31       (0.20)        1.11     (1.31)
 Period ended June 30,
  1999**
  Class A                     10.00         0.20        0.17         0.37     (0.20)
  Class C                     10.00         0.18        0.18         0.36     (0.18)
  Class I                     10.00         0.20        0.18         0.38     (0.20)

See footnotes on page 44.
See accompanying Notes to Financial Statements.

                           Morgan Keegan Select Fund
                              Financial Highlights
                               December 31, 2001

                                                                         Ratio of     Ratio of
 Distributions                           Net Asset          Net Assets   Expenses    Net Income  Portfolio
 from Capital  Return of       Total     Value End  Total     End of    to Average   to Average  Turnover
     Gains      Capital    Distributions of Period Return     Period    Net Assets   Net Assets    Rate
    ($0.15)          -        ($0.15)     $19.07    (2.77%) $44,287,692    2.00%       (0.89%)      35%
     (0.15)          -         (0.15)      19.02    (2.98%)       5,233    2.50%       (1.39%)      35%
         -           -             -           -         -            -        -            -         -
     (3.92)          -         (3.92)      19.77   (13.81%)  47,075,292    1.97%       (1.07%)      29%
         -           -             -       19.76         -        5,394    1.97%       (1.07%)      29%
         -           -             -           -         -            -        -            -         -
         -           -             -       26.87    (0.85%)  69,386,938    1.76%       (0.74%)      20%
     (0.72)      (0.03)        (0.75)      27.10     5.20%   95,893,801    1.74%       (0.68%)      15%
     (0.49)          -         (0.49)      26.56    25.32%   88,207,007    1.79%       (0.66%)      28%
     (0.04)          -         (0.06)      10.89    (3.19%)  15,160,898    2.26%       (0.02%)      34%
     (0.04)          -         (0.06)      10.82    (3.47%)   2,059,256    2.76%       (0.52%)      34%
     (0.04)          -         (0.06)      10.96    (2.92%)     852,862    1.76%         .48%       34%
         -           -             -       11.32    13.20%   18,412,183    2.48%        0.36%       23%
         -           -             -       11.27    12.70%    2,382,468    2.98%       (0.15%)      23%
         -           -             -       11.36    13.60%    1,303,129    1.99%        0.84%       23%
     (0.06)          -         (0.50)      10.36     6.42%   30,260,335    0.89%        8.89%       55%
     (0.06)          -         (0.48)      10.36     6.24%   18,111,707    1.24%        8.53%       55%
     (0.06)          -         (0.52)      10.36     6.55%   13,222,960    0.64%        9.14%       55%
         -           -         (0.78)      10.21    13.16%   12,375,281    0.89% (a)    7.73%       60%
         -           -         (0.74)      10.21    12.76%    9,396,442    1.23% (a)    7.54%       60%
         -           -         (0.80)      10.21    13.43%   10,104,733    0.63% (a)    7.90%       60%
         -           -         (0.68)       9.74     6.17%    6,101,095    0.90% (a)    6.95%       30%
         -           -         (0.67)       9.74     5.81%    4,401,369    1.25% (a)    6.71%       30%
         -           -         (0.72)       9.74     6.46%    1,823,405    0.65% (a)    7.30%       30%
         -           -         (0.16)       9.85     0.06%    3,164,863    0.90% (a)    6.48%        7%
         -           -         (0.15)       9.85    (0.04%)   1,986,591    1.25% (a)    6.22%        7%
         -           -         (0.16)       9.85     0.13%    1,068,933    0.65% (a)    6.82%        7%
     (0.11)          -         (0.76)      10.53     7.05%   59,999,613    1.15%       12.47%       35%
     (0.11)          -         (0.73)      10.53     6.78%   29,298,424    1.66%       11.96%       35%
     (0.11)          -         (0.77)      10.53     7.18%   26,466,169    0.90%       12.72%       35%
         -           -         (1.30)      10.56    19.88%   28,873,999    1.19% (b)   12.86%       38%
         -           -         (1.25)      10.56    19.30%   15,758,616    1.69% (b)   12.36%       38%
         -           -         (1.32)      10.56    20.18%   17,413,569    0.95% (b)   13.18%       38%
         -           -         (1.29)       9.98     9.98%    5,542,495    1.25% (b)   10.89%       12%
         -           -         (1.12)       9.98     9.33%    7,806,453    1.75% (b)   10.68%       12%
         -           -         (1.31)       9.98    10.14%    5,888,854    1.00% (b)   11.27%       12%
         -           -         (0.20)      10.17     3.69%    1,028,584    1.25% (b)    8.74%        0%
         -           -         (0.18)      10.18     3.64%    4,064,710    1.75% (b)    8.65%        0%
         -           -         (0.20)      10.18     3.85%      931,780    1.00% (b)    9.40%        0%

See accompanying Notes to Financial Statements.

                           Morgan Keegan Select Fund
                              Financial Highlights
                               December 31, 2001

(a) 1.12%, 1.47% and 0.88% before excess reimbursement and fee waiver from Ad-visor for classes A, C, and I, respectively, for the year ended June 30, 2001, 1.51%, 1.85%, and 1.26% before excess reimbursement and fee waiver from Advisor for classes A, C, and I, respectively, for the year ended June 30, 2000 and 3.41%, 3.82%, and 3.13% before excess reimbursement and fee waiver from Advisor for classes A, C, and I, respectively, for the period ended June 30, 1999.
(b) 1.24%, 1.74%, and 1.00% before excess reimbursement and fee waiver from Ad-visor for classes A, C, and I, respectively, for the year ended June 30, 2001, 1.61%, 2.11%, and 1.37% before excess reimbursement and fee waiver from Advisor for classes A, C, and I, respectively, for the year ended June 30, 2000 and 4.39%, 4.86%, and 4.02% before excess reimbursement and fee waiver from Advisor for classes A, C, and I, respectively, for the period ended June 30, 1999.
(c) Net asset value as of initial issuance, June 18, 2001.
 *  For the period from inception (August 30, 2000) to June 30, 2001.
**  For the period from inception (March 22, 1999) to June 30, 1999.
/\  Ratio annualized for the periods less than one year.

                           Morgan Keegan Select Fund
                        Board of Directors and Officers


BOARD OF DIRECTORS                   ------------------------------------------


     Allen B. Morgan, Jr.
     President and Director

     William Jefferies Mann
     Director

     James Stillman R. McFadden
     Director

     James D. Witherington, Jr.
     Director

  ----------------------------------------------------------------------------

OFFICERS        ---------------------------------------------------------------


     Charles D. Maxwell
     Assistant Treasurer/Secretary

     Joseph C. Weller
     Vice President and Treasurer

  ----------------------------------------------------------------------------

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concern-ing their objectives and policies, management fees, expenses and other informa-tion.

                           -------------------------

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